                    SUPPLEMENT DATED FEBRUARY 19, 1998, TO
                  THE PROSPECTUS DATED DECEMBER 31, 1997, FOR
                  STRATEGIC ADVANTAGE VARIABLE UNIVERSAL LIFE
               A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                   ISSUED BY
                   SECURITY LIFE OF DENVER INSURANCE COMPANY
                                    AND ITS
                       SECURITY LIFE SEPARATE ACCOUNT L1



THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


The following information modifies the text found in the first paragraph of the cover page of the Prospectus:

        The statement, "On or before May 1, 1998, six additional Divisions of the Variable Account will become available." is hereby revised to read:
        "On February 19, 1998, six additional Divisions of the Variable Account are available."


The following information replaces the similar information found on pages 2 and 6 of the Prospectus:

        Customer Service Center
        PO Box 173888
        Denver, CO 80217-3888
        (800) 848-6362


The following information is added to the Definition of Special Terms Used in the Prospectus section on pages 6 - 8 of the Prospectus:

        Delivery Period -- The period which begins on the date the Policy is issued and ends on the earlier of (a) the date the Policy was delivered, as long as we receive notice of the delivery date at our Customer Service Center before the date defined in (b) or, (b) the date the Policy is mailed from our Customer Service Center plus the deemed mailing time. The deemed mailing time is five days, unless required otherwise by the state in which the Policy is issued.

        And, the phrase "Delivery and Free Look Periods" is substituted for the term, "Free Look Period" in the summary on page 2 (second occurrence only); and in the Allocation of Net Premiums sections on pages 10 and 20.

The following information is added to the section titled, "Maximum Number of Investment Divisions" on page 14 of the Prospectus:

        For Policies issued before December 31, 1997, Owners may access a one-time opportunity to remove the Policy investment history (only for purposes of the 18-Fund maximum); thus increasing their future investment options. However, this procedure may require restricted investment options for a short period of time and such policies may experience some servicing delays as a result of the removal of Policy history from the current administrative system.


The following information modifies the investment objective of the INVESCO VIF Small Company Growth Fund on page 16 of the Prospectus:

        The statement "Will become available for investment on or before May 1, 1998" is deleted and is replaced with "Available for investment beginning February 19, 1998."


The following information modifies the investment objective of the Van Eck Worldwide Real Estate Fund on page 17 of the Prospectus:

        The statement, "Will become available for investment on or before May 1, 1998" is deleted and is replaced with "Available for investment beginning February 19, 1998".


The following information modifies the investment objective of the Van Eck Worldwide Bond Fund on page 17 of the Prospectus:

        The statement, "Will become available for investment on or before May 1, 1998" is deleted and is replaced with "Available for investment beginning February 19, 1998".


The following information modifies the investment objective of the Van Eck Worldwide Emerging Markets Fund on page 17 of the Prospectus:

        The statement, "Will become available for investment on or before May 1, 1998" is deleted and is replaced with "Available for investment beginning February 19, 1998".


The following information modifies the investment objective of the AIM VI Capital Appreciation Portfolio on page 17 of the Prospectus:

        The statement, "Will become available for investment on or before May 1, 1998" is deleted and is replaced with "Available for investment beginning February 19, 1998".

The following information modifies the investment objective of the AIM VI Government Securities Portfolio on page 17 of the Prospectus:

        The statement, "Will become available for investment on or before May 1, 1998" is deleted and is replaced with "Available for investment beginning February 19, 1998".


The following information modifies the section titled, Changes in Death Benefit Amounts, on pages 23 - 24 of the Prospectus:

        The first paragraph and the first sentence of the second paragraph of this section are hereby deleted and replaced with:

        "An increase or decrease in the death benefit of the Policy may be requested by the Owner. This request will be effective as of the next monthly processing date after the request is received by our Customer Service Center unless there are underwriting or other requirements. A change in coverage may not be for an amount less than $1,000. Decreases in the death benefit are permitted only after the first annual policy anniversary."


The following information modifies the text found on page 28 of the Prospectus, in the Dollar Cost Averaging section:

        The statement, "On or before May 1, 1998 the following additional options will be made available under the Dollar Cost Averaging program:" is hereby revised to read: "Effective February 19, 1998, the following options are available under the Dollar Cost Averaging program:".


The following information modifies the text found on page 29 of the Prospectus, in the Automatic Rebalancing section:

        The statement, "On or before May 1, 1998 the following additional options will be made available under the Automatic Rebalancing program:" is hereby revised to read: "Effective February 19, 1998, the following options are available under the Automatic Rebalancing program:".


The following information modifies the text found on page 29 of the Prospectus in the Policy Loans section:

        The word, "compound" is hereby deleted from the first sentence of the second paragraph and the last sentence of the fourth paragraph.


The following information is added to the section titled, Surrender, on pages 30 - 31 of the Prospectus:

        Costs and expenses which have been deducted from the Net Account Value on the Monthly Processing Date preceding the surrender will not be added or pro-rated at surrender.

The table of "Portfolio Annual Expenses" and its accompanying footnotes on pages 36 - 37 are hereby modified as follows:

        All references to footnote 13 are deleted.


Appendix C, "Performance Information", and its footnotes on pages 143 - 149 are hereby modified as follows:

        All references to footnote 2 are deleted.


The "Illustrations of Death Benefits, Account Values, Surrender Values, and Accumulated Premiums" section on pages 47 - 54 is hereby deleted and replaced in its entirety as follows:

ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES, AND ACCUMULATED PREMIUMS


The following tables illustrate how the key financial elements of the Policy work, specifically, how the death benefits, Account Values and Cash Surrender Values could vary over an extended period of time. In addition, each table compares these values with premiums paid accumulated with interest. The Policies illustrated include the following:



                    Smoker    Death Benefit   Definition of Life   Stated Death               Target Death
 Sex       Age      Status       Option         Insurance Test       Benefit       Premium      Benefit
----------------------------------------------------------------------------------------------------------
 Male      45      Nonsmoker        1                CVAT            300,000       $5,750       300,000

 Male      45      Nonsmoker        1                CVAT            150,000       $5,750       300,000

 Male      45      Nonsmoker        1                 GP             300,000       $5,750       300,000


The tables show how death benefits, Account Values and Cash Surrender Values of a hypothetical Policy could vary over an extended period of time if the Divisions of the Variable Account had constant hypothetical gross annual investment returns of 0%, 6% or 12% over the periods indicated in each table. The values will differ from those shown in the tables if the annual investment returns are not absolutely constant. That is, the death benefits, Account Values and Cash Surrender Values will be different if the returns averaged 0%, 6% or 12% over a period of years but went above or below those figures in individual Policy years. These illustrations assume that no Policy Loan has been taken. The amounts shown would differ if female or unisex rates were used.

The third column of each table shows what would happen if an amount equal to the premiums were invested to earn interest, after taxes, of 5% compounded annually. All premium payments are illustrated as if they were made at the beginning of the year.

The amounts shown for death benefits, Account Values and Cash Surrender Values sections reflect the fact that the net investment return on the Policy is lower than the gross investment return on the Divisions of the Variable Account. This results from the charges levied against the Divisions of the Variable Account (i.e., the mortality and expense risk charge) as well as the premium loads, administrative charges and Surrender Charges. The difference between the Account Value and the Cash Surrender Value in the first 14 years is the Surrender Charge.

The tables illustrate cost of insurance and expense charges at both our current rates (which are described under Monthly Deductions from the Account Value, page
32) and at the maximum rates we guarantee in the Policies. The amounts shown at the end of each Policy year reflect a daily charge against the Variable Account Divisions. This charge includes the charge against the Variable Account for mortality and expense risks and the effect on each Division's investment experience of the charge to Portfolio assets for investment management and direct expenses. The mortality and expense risk fee is 0.75% annually on a guaranteed basis; illustrations showing current rates reflect a guaranteed persistency refund equivalent to 0.5% of the Account Value annually beginning after the 10th Policy anniversary.

The tables also reflect a daily investment advisory fee equivalent to an annual rate of .7178% of the aggregate average daily net assets of the Portfolios. This hypothetical rate is representative of the average maximum investment advisory fee applicable to the Divisions of the Variable Account. Other expenses of the Portfolios are assumed at the rate of .1735% of the average daily net assets of the Portfolio, which is an average of all the Portfolios' other expenses, including interest expenses. This amounts to .8913% of the average daily net assets of an investment division including the investment advisory fee. Actual fees vary by Portfolio and may be subject to agreements by the sponsor to waive or otherwise reimburse each investment Division for operating expenses which exceed certain limits. There can be no assurance that the expense reimbursement arrangements will continue in the future, and any unreimbursed expenses would be reflected in the values included on the tables.

The effect of these investment management, direct expenses and mortality and expense risk charges on a 0% gross rate of return would result in a net rate of return of (1.63)%, on 6% it would be 4.32%, and on 12% it would be 10.28%.

The tables assume the deduction of charges including administrative and sales charges. The tables reflect the fact that we do not currently make any charge against the Variable Account for state or Federal taxes. If such a charge is made in the future, it will take a higher gross rate of return than the rates shown to produce death benefits, Account Values, and Cash Surrender Values shown.

We will furnish, upon request, a comparable illustration based on the Age and sex of the proposed Insured, standard Premium Class assumptions and an initial Stated Death Benefit, death benefit option and Scheduled Premiums chosen and consistent with the Policy form. If the Owner purchases a Policy, we will deliver an individualized illustration reflecting the Scheduled Premium chosen and the Insured's actual risk class. After issuance we will provide upon request an illustration of future Policy benefits based on both guaranteed and current cost factor assumptions and actual Account Value.

PROSPECT: INSURED'S NAME
MALE 45 NON-SMOKER                                           PRESENTED BY:


                                 SECURITY LIFE
                  STRATEGIC ADVANTAGE VARIABLE UNIVERSAL LIFE

STATED DEATH BENEFIT: $300000                       DEATH BENEFIT OPTION 1
                                                    ANNUAL PREMIUM: $ 5750.00
                                                    CASH VALUE ACCUMULATION TEST

                                 SUMMARY PAGE

                          ASSUMING GUARANTEED CHARGES
               Assuming Hypothetical Gross Investment Return of:


                                       -----0.00%-----            -----12.00%-----              -----6.00%-----
                     PREMIUM                CASH                        CASH                         CASH
                   ACCUMULATED    ACCOUNT   SURR     DEATH    ACCOUNT   SURR      DEATH    ACCOUNT   SURR      DEATH
 YEAR   PREMIUMS      AT 5%        VALUE    VALUE   BENEFIT    VALUE    VALUE    BENEFIT    VALUE    VALUE    BENEFIT
----------------------------------------------------------------------------------------------------------------------
  1       5750         6037         3783     4070    300000     4310     4597     300000     4046     4333     300000

  2       5750        12377         7438     7582    300000     8995     9139     300000     8200     8344     300000

  3       5750        19033        10964    10964    300000    14093    14093     300000    12464    12464     300000

  4       5750        26022        14357    14357    300000    19645    19645     300000    16840    16840     300000

  5       5750        33361        17612    17612    300000    25691    25691     300000    21324    21324     300000

  6       5750        41067        21129    21129    300000    32730    32730     300000    26344    26344     300000

  7       5750        49157        24485    24485    300000    40409    40409     300000    31485    31485     300000

  8       5750        57653        27667    27667    300000    48786    48786     300000    36739    36739     300000

  9       5750        66573        30663    30663    300000    57930    57930     300000    42102    42102     300000

  10      5750        75939        33454    33454    300000    67916    67916     300000    47561    47561     300000

  15      5750       130281        44926    44926    300000   137457   137457     300000    77974    77974     300000

  20      5750       199636        48698    48698    300000   249126   249126     443693   111329   111329     300000

  25      5750       288152        39029    39029    300000   416811   416811     658145   146668   146668     300000

  30      5750       401124         3345     3345    300000   661736   661736     940989   183808   183808     300000


AGE 65    5750       215655        48068    48068    300000   277552   277552     481830   118242   118242     300000

THE EXPENSE CHARGES AND COST OF INSURANCE RATES WILL NEVER BE GREATER THAN THOSE WHICH WERE USED TO CALCULATE THE ABOVE VALUES.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENT RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN. THE ABOVE VALUES ASSUME NO LOANS OR WITHDRAWALS ARE TAKEN.

PROSPECT: INSURED'S NAME
MALE 45 NON-SMOKER                                         PRESENTED BY:

                                 SECURITY LIFE
                  STRATEGIC ADVANTAGE VARIABLE UNIVERSAL LIFE

STATED DEATH BENEFIT: $300000                       DEATH BENEFIT OPTION 1
                                                    ANNUAL PREMIUM: $ 5750.00
                                                    CASH VALUE ACCUMULATION TEST

                                 SUMMARY PAGE

                           ASSUMING CURRENT CHARGES
               Assuming Hypothetical Gross Investment Return of:


                                       -----0.00%-----            -----12.00%-----              -----6.00%-----
                     PREMIUM                CASH                        CASH                         CASH
                   ACCUMULATED    ACCOUNT   SURR     DEATH    ACCOUNT   SURR      DEATH    ACCOUNT   SURR      DEATH
 YEAR   PREMIUMS      AT 5%        VALUE    VALUE   BENEFIT    VALUE    VALUE    BENEFIT    VALUE    VALUE    BENEFIT
----------------------------------------------------------------------------------------------------------------------
  1       5750         6037         4237     4525    300000     4793     5080     300000     4515     4802     300000

  2       5750        12377         8179     8323    300000     9840     9983     300000     8992     9136     300000

  3       5750        19033        11869    11869    300000    15212    15212     300000    13473    13473     300000

  4       5750        26022        15413    15413    300000    21052    21052     300000    18061    18061     300000

  5       5750        33361        18892    18892    300000    27496    27496     300000    22846    22846     300000

  6       5750        41067        22707    22707    300000    35052    35052     300000    28257    28257     300000

  7       5750        49157        26453    26453    300000    43393    43393     300000    33902    33902     300000

  8       5750        57653        30094    30094    300000    52569    52569     300000    39755    39755     300000

  9       5750        66573        33610    33610    300000    62654    62654     300000    45808    45808     300000

  10      5750        75939        36998    36998    300000    73744    73744     300000    52066    52066     300000

  15      5750       130281        52691    52691    300000   151931   151931     309636    88400    88400     300000

  20      5750       199636        61750    61750    300000   276689   276689     492783   130289   130289     300000

  25      5750       288152        60391    60391    300000   467918   467918     738842   179255   179255     300000

  30      5750       401124        39357    39357    300000   752884   752884    1070601   236891   236891     336859


 AGE 65   5750       215655        62493    62493    300000   308821   308821     536114   139436   139436     300000

THE CURRENT COST OF INSURANCE RATES ARE SUBJECT TO CHANGE. ACCOUNT VALUES WILL VARY FROM THOSE ILLUSTRATED IF ACTUAL RATES DIFFER FROM THOSE ASSUMED. CURRENT MORTALITY CHARGE RATES ARE BASED ON CURRENT MORTALITY EXPERIENCE AND ARE NOT DEPENDENT UPON FUTURE IMPROVEMENTS IN UNDERLYING MORTALITY.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS AND POLICY CHARGES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENTS RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN. THE ABOVE VALUES ASSUME NO LOANS OR WITHDRAWALS ARE TAKEN.

PROSPECT: INSURED'S NAME
MALE 45 NON-SMOKER                                         PRESENTED BY:

                                 SECURITY LIFE
                  STRATEGIC ADVANTAGE VARIABLE UNIVERSAL LIFE

STATED DEATH BENEFIT: $150000                       DEATH BENEFIT OPTION 1
INITIAL ADJUSTABLE TERM RIDER: $150000              ANNUAL PREMIUM: $ 5750.00
                                                    CASH VALUE ACCUMULATION TEST

                                 SUMMARY PAGE

                          ASSUMING GUARANTEED CHARGES
               Assuming Hypothetical Gross Investment Return of:


                                       -----0.00%-----            -----12.00%-----              -----6.00%-----
                     PREMIUM                CASH                        CASH                         CASH
                   ACCUMULATED    ACCOUNT   SURR     DEATH    ACCOUNT   SURR      DEATH    ACCOUNT   SURR      DEATH
 YEAR   PREMIUMS      AT 5%        VALUE    VALUE   BENEFIT    VALUE    VALUE    BENEFIT    VALUE    VALUE    BENEFIT
----------------------------------------------------------------------------------------------------------------------
  1       5750         6037         3782     4070    300000     4309     4597     300000     4045     4333     300000

  2       5750        12377         7437     7581    300000     8994     9138     300000     8199     8343     300000

  3       5750        19033        10962    10962    300000    14092    14092     300000    12463    12463     300000

  4       5750        26022        14356    14356    300000    19643    19643     300000    16838    16838     300000

  5       5750        33361        17610    17610    300000    25689    25689     300000    21322    21322     300000

  6       5750        41067        21127    21127    300000    32727    32727     300000    26341    26341     300000

  7       5750        49157        24483    24483    300000    40405    40405     300000    31482    31482     300000

  8       5750        57653        27665    27665    300000    48782    48782     300000    36737    36737     300000

  9       5750        66573        30661    30661    300000    57927    57927     300000    42100    42100     300000

  10      5750        75939        33454    33454    300000    67913    67913     300000    47559    47559     300000

  15      5750       130281        44940    44940    300000   137461   137461     300000    77988    77988     300000

  20      5750       199636        48770    48770    300000   249132   249132     443704   111399   111399     300000

  25      5750       288152        39307    39307    300000   416821   416821     658160   146892   146892     300000

  30      5750       401124         4315     4315    300000   661751   661751     941010   184404   184404     300000


 AGE 65   5750       215655        48164    48164    300000   277559   277559     481842   118332   118332     300000

THE EXPENSE CHARGES AND COST OF INSURANCE RATES WILL NEVER BE GREATER THAN THOSE WHICH WERE USED TO CALCULATE THE ABOVE VALUES.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENT RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN. THE ABOVE VALUES ASSUME NO LOANS OR WITHDRAWALS ARE TAKEN.

PROSPECT: INSURED'S NAME
MALE 45 NON-SMOKER                                         PRESENTED BY:

                                 SECURITY LIFE
                  STRATEGIC ADVANTAGE VARIABLE UNIVERSAL LIFE

STATED DEATH BENEFIT: $150000                       DEATH BENEFIT OPTION 1
INITIAL ADJUSTABLE TERM RIDER: $150000              ANNUAL PREMIUM: $ 5750.00
                                                    CASH VALUE ACCUMULATION TEST

                                 SUMMARY PAGE

                           ASSUMING CURRENT CHARGES
               Assuming Hypothetical Gross Investment Return of:


                                       -----0.00%-----            -----12.00%-----              -----6.00%-----
                     PREMIUM                CASH                        CASH                         CASH
                   ACCUMULATED    ACCOUNT   SURR     DEATH    ACCOUNT   SURR      DEATH    ACCOUNT   SURR      DEATH
 YEAR   PREMIUMS      AT 5%        VALUE    VALUE   BENEFIT    VALUE    VALUE    BENEFIT    VALUE    VALUE    BENEFIT
----------------------------------------------------------------------------------------------------------------------
  1       5750         6037         4418     4705    300000     4985     5272     300000     4701     4989     300000

  2       5750        12377         8612     8756    300000    10324    10468     300000     9451     9595     300000

  3       5750        19033        12613    12613    300000    16084    16084     300000    14279    14279     300000

  4       5750        26022        16480    16480    300000    22372    22372     300000    19249    19249     300000

  5       5750        33361        20258    20258    300000    29290    29290     300000    24413    24413     300000

  6       5750        41067        24353    24353    300000    37352    37352     300000    30204    30204     300000

  7       5750        49157        28357    28357    300000    46237    46237     300000    36229    36229     300000

  8       5750        57653        32261    32261    300000    56024    56024     300000    42488    42488     300000

  9       5750        66573        36051    36051    300000    66788    66788     300000    48981    48981     300000

  10      5750        75939        39712    39712    300000    78588    78588     300000    55703    55703     300000

  15      5750       130281        56623    56623    300000   160849   160849     327810    94500    94500     300000

  20      5750       199636        67323    67323    300000   290881   290881     518058   139432   139432     300000

  25      5750       288152        69398    69398    300000   490145   490145     773939   192595   192595     304108

  30      5750       401124        55462    55462    300000   787026   787026    1119152   252826   252826     359519


 AGE 65   5750       215655        68550    68550    300000   324367   324367     563100   149318   149318     300000


THE CURRENT COST OF INSURANCE RATES ARE SUBJECT TO CHANGE. ACCOUNT VALUES WILL VARY FROM THOSE ILLUSTRATED IF ACTUAL RATES DIFFER FROM THOSE ASSUMED. CURRENT MORTALITY CHARGE RATES ARE BASED ON CURRENT MORTALITY EXPERIENCE AND ARE NOT DEPENDENT UPON FUTURE IMPROVEMENTS IN UNDERLYING MORTALITY.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS AND POLICY CHARGES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENTS RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN. THE ABOVE VALUES ASSUME NO LOANS OR WITHDRAWALS ARE TAKEN.

PROSPECT: INSURED'S NAME
MALE 45 NON-SMOKER                                         PRESENTED BY:

                                 SECURITY LIFE
                  STRATEGIC ADVANTAGE VARIABLE UNIVERSAL LIFE

STATED DEATH BENEFIT: $300000                          DEATH BENEFIT OPTION 1
                                                       ANNUAL PREMIUM: $ 5750.00
                                                       GUIDELINE PREMIUM TEST

                                 SUMMARY PAGE

                          ASSUMING GUARANTEED CHARGES
               Assuming Hypothetical Gross Investment Return of:


                                       -----0.00%-----            -----12.00%-----              -----6.00%-----
                     PREMIUM                CASH                        CASH                         CASH
                   ACCUMULATED    ACCOUNT   SURR     DEATH    ACCOUNT   SURR      DEATH    ACCOUNT   SURR      DEATH
 YEAR   PREMIUMS      AT 5%        VALUE    VALUE   BENEFIT    VALUE    VALUE    BENEFIT    VALUE    VALUE    BENEFIT
----------------------------------------------------------------------------------------------------------------------
  1       5750         6037         3783     4070    300000     4310     4597     300000     4046     4333     300000

  2       5750        12377         7438     7582    300000     8995     9139     300000     8200     8344     300000

  3       5750        19033        10964    10964    300000    14093    14093     300000    12464    12464     300000

  4       5750        26022        14357    14357    300000    19645    19645     300000    16840    16840     300000

  5       5750        33361        17612    17612    300000    25691    25691     300000    21324    21324     300000

  6       5750        41067        21129    21129    300000    32730    32730     300000    26344    26344     300000

  7       5750        49157        24485    24485    300000    40409    40409     300000    31485    31485     300000

  8       5750        57653        27667    27667    300000    48786    48786     300000    36739    36739     300000

  9       5750        66573        30663    30663    300000    57930    57930     300000    42102    42102     300000

  10      5750        75939        33454    33454    300000    67916    67916     300000    47561    47561     300000

  15      5750       130281        44926    44926    300000   137457   137457     300000    77974    77974     300000

  20      5750       199636        48698    48698    300000   255148   255148     311281   111329   111329     300000

  25      5750       288152        39029    39029    300000   452480   452480     524877   146668   146668     300000

  30      5750       401124         3345     3345    300000   775232   775232     829499   183808   183808     300000


 AGE 65   5750       215655        48068    48068    300000   287386   287386     344864   118242   118242     300000

THE EXPENSE CHARGES AND COST OF INSURANCE RATES WILL NEVER BE GREATER THAN THOSE WHICH WERE USED TO CALCULATE THE ABOVE VALUES.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENT RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN. THE ABOVE VALUES ASSUME NO LOANS OR WITHDRAWALS ARE TAKEN.

PROSPECT: INSURED'S NAME:
MALE 45 NON-SMOKER                                         PRESENTED BY:

                                 SECURITY LIFE
                  STRATEGIC ADVANTAGE VARIABLE UNIVERSAL LIFE

STATED DEATH BENEFIT: $300000                          DEATH BENEFIT OPTION 1
                                                       ANNUAL PREMIUM: $ 5750.00
                                                       GUIDELINE PREMIUM TEST

                                 SUMMARY PAGE

                           ASSUMING CURRENT CHARGES
               Assuming Hypothetical Gross Investment Return of:


                                       -----0.00%-----            -----12.00%-----              -----6.00%-----
                     PREMIUM                CASH                        CASH                         CASH
                   ACCUMULATED    ACCOUNT   SURR     DEATH    ACCOUNT   SURR      DEATH    ACCOUNT   SURR      DEATH
 YEAR   PREMIUMS      AT 5%        VALUE    VALUE   BENEFIT    VALUE    VALUE    BENEFIT    VALUE    VALUE    BENEFIT
----------------------------------------------------------------------------------------------------------------------
  1       5750         6037         4237     4525    300000     4793     5080     300000     4515     4802     300000

  2       5750        12377         8179     8323    300000     9840     9983     300000     8992     9136     300000

  3       5750        19033        11869    11869    300000    15212    15212     300000    13473    13473     300000

  4       5750        26022        15413    15413    300000    21052    21052     300000    18061    18061     300000

  5       5750        33361        18892    18892    300000    27496    27496     300000    22846    22846     300000

  6       5750        41067        22707    22707    300000    35052    35052     300000    28257    28257     300000

  7       5750        49157        26453    26453    300000    43393    43393     300000    33902    33902     300000

  8       5750        57653        30094    30094    300000    52569    52569     300000    39755    39755     300000

  9       5750        66573        33610    33610    300000    62654    62654     300000    45808    45808     300000

  10      5750        75939        36998    36998    300000    73744    73744     300000    52066    52066     300000

  15      5750       130281        52691    52691    300000   151941   151941     300000    88400    88400     300000

  20      5750       199636        61750    61750    300000   283479   283479     345845   130289   130289     300000

  25      5750       288152        60391    60391    300000   501350   501350     581566   179255   179255     300000

  30      5750       401124        39357    39357    300000   858653   858653     918759   239792   239792     300000


  AGE 65  5750       215655        62493    62493    300000   318987   318987     382784   139436   139436     300000

THE CURRENT COST OF INSURANCE RATES ARE SUBJECT TO CHANGE. ACCOUNT VALUES WILL VARY FROM THOSE ILLUSTRATED IF ACTUAL RATES DIFFER FROM THOSE ASSUMED. CURRENT MORTALITY CHARGE RATES ARE BASED ON CURRENT MORTALITY EXPERIENCE AND ARE NOT DEPENDENT UPON FUTURE IMPROVEMENTS IN UNDERLYING MORTALITY.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS AND POLICY CHARGES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENTS RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN. THE ABOVE VALUES ASSUME NO LOANS OR WITHDRAWALS ARE TAKEN.